Accrued Expenses (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accrued Expenses
Accrued professional services	$ 213,800	$ 135,700
Accrued compensation	990,700	$ 489,900
All other	2,000
Total	$ 1,206,500	$ 625,600